Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Tables
Summary of Debt

Debt consists of the following:

	September 30, 2016	December 31, 2015
Notes payable -- original issue discount	$225,000	$400,000
Convertible notes payable	373,714	365,350
Test vehicle financing	68,009	77,075
Note payable – related party	7,844	22,910
Note payable – UPT minority owner	250,000	250,000
	924,567	1,115,335
Debt discount	(38,321)	(339,629)
	886,246	775,706
Less: current portion	(506,750)	(697,903)
	$379,496	$77,803

	December 31,
	2015	2014
Notes payable -- original issue discount	$400,000	$-
Convertible notes payable	365,350
Test vehicle financing	77,075	99,401
Note payable – related party	22,910	22,910
Note payable – UPT minority owner	250,000	-
	1,115,335	117,311
Debt discount	(339,629)	-
	775,706	117,311
Less: current portion	697,903	40,235
	$77,803	$77,076

Future contractual maturities of debt	Future contractual maturities of debt are as follows:
Year ending December 31,
2016	$267,189
2017	244,564
2018	394,503
2019	18,311
$924,567

Year ending December 31,
2016	$931,671
2017	144,564
2018	20,789
2019	18,311
$1,115,335